John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 39.9%					$48,774,301
(Cost $48,923,376)
U.S. Government 18.5%					22,628,653
U.S. Treasury
Bond	4.125	08-15-53		22,400	20,948
Inflation Protected Security	0.375	01-15-27		930,071	872,677
Inflation Protected Security	0.750	02-15-42		2,124,751	1,639,295
Inflation Protected Security	1.125	01-15-33		3,564,506	3,262,451
Inflation Protected Security	1.250	04-15-28		5,473,977	5,239,462
Inflation Protected Security	1.375	07-15-33		3,637,927	3,406,151
Inflation Protected Security (A)	1.625	10-15-27		8,134,900	7,950,514
Note	3.500	02-15-33		10,500	9,813
Note	3.875	08-15-33		110,000	105,789
Note	4.500	11-15-33		30,000	30,370
Note	4.875	10-31-28		89,000	91,183
U.S. Government Agency 21.4%					26,145,648
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	5.500	10-01-53		633,000	624,223
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA		625,000	609,644
30 Yr Pass Thru (B)	2.000	TBA		1,025,000	797,424
30 Yr Pass Thru (B)	3.500	TBA		650,000	570,451
30 Yr Pass Thru (B)	4.000	TBA		155,000	140,820
30 Yr Pass Thru (B)	4.500	TBA		975,000	913,681
30 Yr Pass Thru (B)	5.000	TBA		2,439,000	2,349,537
30 Yr Pass Thru	5.000	11-01-53		650,999	627,152
30 Yr Pass Thru (B)	5.500	TBA		8,398,000	8,280,540
30 Yr Pass Thru (B)	6.000	TBA		3,873,000	3,886,009
30 Yr Pass Thru (B)	7.000	TBA		6,776,000	6,954,544

Government National Mortgage Association 30 Yr Pass Thru (B)	4.000	TBA		425,000	391,623
Foreign government obligations 37.5%					$45,953,032
(Cost $48,693,954)
Angola 0.1%					167,000
Republic of Angola
Bond	8.750	04-14-32		200,000	167,000
Australia 2.4%					2,957,408
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	6,020,000	2,163,628
Bond	2.750	05-21-41	AUD	1,560,000	793,780
Benin 0.2%					192,685
Republic of Benin
Bond	4.950	01-22-35	EUR	240,000	192,685
Brazil 3.8%					4,606,121
Federative Republic of Brazil
Bill (C)	9.957	07-01-26	BRL	1,387,000	219,700
Bill (C)	9.975	01-01-26	BRL	1,138,000	189,007
Bill (C)	10.137	07-01-27	BRL	1,776,000	253,992
Note	6.000	05-15-55	BRL	1,398,000	1,228,321
Note	10.000	01-01-25	BRL	1,017,000	214,004
Note	10.000	01-01-27	BRL	3,305,000	694,767
Note	10.000	01-01-29	BRL	8,351,000	1,729,909
Note	10.000	01-01-33	BRL	379,000	76,421
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Bulgaria 0.3%					$333,323
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	450,000	267,857
Bond	4.500	01-27-33	EUR	60,000	65,466
Canada 1.8%					2,258,459
Government of Canada
Bond	4.000	12-01-31	CAD	2,636,501	2,258,459
Chile 0.3%					395,853
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	80,000,000	88,040
Bond	5.000	03-01-35	CLP	25,000,000	27,684
Bond (D)	5.800	10-01-34	CLP	50,000,000	58,538
Bond (D)	6.000	04-01-33	CLP	165,000,000	196,395
Bond	6.000	01-01-43	CLP	10,000,000	12,407
Bond (D)	7.000	05-01-34	CLP	10,000,000	12,789
Colombia 1.2%					1,505,664
Republic of Colombia
Bond	2.250	04-18-29	COP	454,565,295	101,780
Bond	3.875	02-15-61		260,000	145,345
Bond	4.125	02-22-42		400,000	260,376
Bond	6.000	04-28-28	COP	597,300,000	127,668
Bond	7.000	03-26-31	COP	286,800,000	59,053
Bond	7.250	10-18-34	COP	784,000,000	150,983
Bond	7.750	09-18-30	COP	1,296,500,000	283,902
Bond	9.250	05-28-42	COP	510,200,000	107,535
Bond	13.250	02-09-33	COP	951,900,000	269,022
Czech Republic 1.1%					1,356,366
Czech Republic
Bond	0.950	05-15-30	CZK	5,090,000	185,715
Bond	1.200	03-13-31	CZK	1,620,000	58,688
Bond	1.500	04-24-40	CZK	740,000	22,070
Bond	1.750	06-23-32	CZK	1,930,000	71,011
Bond	1.750	06-23-32	CZK	1,260,000	46,360
Bond	1.950	07-30-37	CZK	310,000	10,525
Bond	2.000	10-13-33	CZK	3,050,000	111,600
Bond	2.500	08-25-28	CZK	6,420,000	265,472
Bond	3.500	05-30-35	CZK	10,000	415
Bond	4.500	11-11-32	CZK	1,770,000	80,751
Bond	4.900	04-14-34	CZK	5,580,000	262,261
Bond	5.000	09-30-30	CZK	3,550,000	165,717
Bond	6.000	02-26-26	CZK	1,640,000	75,781
Dominican Republic 1.0%					1,227,417
Government of the Dominican Republic
Bond (D)	11.250	09-15-35	DOP	69,700,000	1,227,417
Greece 0.5%					598,280
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	192,100,000	598,280
Hungary 0.9%					1,083,865
Republic of Hungary
Bond	1.000	11-26-25	HUF	7,410,000	18,920
Bond	1.625	04-28-32	EUR	110,000	92,239
Bond	1.750	06-05-35	EUR	520,000	400,176
Bond (B)	2.250	04-20-33	HUF	28,550,000	57,869
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Hungary (continued)
Bond	2.250	06-22-34	HUF	5,740,000	$11,128
Bond	3.000	10-27-27	HUF	76,680,000	192,246
Bond	3.250	10-22-31	HUF	39,880,000	91,271
Bond	4.500	03-23-28	HUF	13,010,000	34,037
Bond	4.750	11-24-32	HUF	47,410,000	116,776
Bond	6.750	10-22-28	HUF	24,250,000	69,203
Iceland 2.3%					2,802,459
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,802,459
Indonesia 1.4%					1,746,193
Republic of Indonesia
Bond	1.400	10-30-31	EUR	670,000	588,928
Bond	6.375	08-15-28	IDR	5,057,000,000	322,270
Bond	6.375	04-15-32	IDR	1,327,000,000	83,484
Bond	6.500	02-15-31	IDR	1,401,000,000	88,644
Bond	6.625	05-15-33	IDR	732,000,000	46,760
Bond	6.875	04-15-29	IDR	734,000,000	47,459
Bond	7.000	05-15-27	IDR	923,000,000	59,989
Bond	7.000	02-15-33	IDR	1,952,000,000	128,894
Bond	7.125	06-15-42	IDR	181,000,000	11,953
Bond	7.125	06-15-43	IDR	660,000,000	43,540
Bond	7.500	08-15-32	IDR	1,631,000,000	109,850
Bond	7.500	06-15-35	IDR	938,000,000	63,747
Bond	7.500	05-15-38	IDR	1,676,000,000	114,989
Bond	8.375	03-15-34	IDR	496,000,000	35,686
Malaysia 1.1%					1,385,475
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	209,442
Bond	3.478	06-14-24	MYR	85,000	18,273
Bond	3.502	05-31-27	MYR	205,000	43,708
Bond	3.582	07-15-32	MYR	1,005,000	209,900
Bond	3.757	05-22-40	MYR	210,000	42,553
Bond	3.882	03-14-25	MYR	760,000	164,128
Bond	3.885	08-15-29	MYR	750,000	160,890
Bond	3.906	07-15-26	MYR	955,000	207,001
Bond	4.254	05-31-35	MYR	160,000	34,898
Bond	4.642	11-07-33	MYR	460,000	105,167
Bond	4.696	10-15-42	MYR	275,000	62,845
Bond	4.893	06-08-38	MYR	540,000	126,670
Mexico 2.5%					3,023,366
Government of Mexico
Bill (C)	10.392	10-30-25	MXN	6,353,910	301,846
Bill (C)	10.593	07-10-25	MXN	10,383,380	507,168
Bond	2.750	11-27-31	MXN	17,753,763	890,024
Bond	5.500	03-04-27	MXN	5,051,600	258,555
Bond	7.500	05-26-33	MXN	10,121,700	516,986
Bond	7.750	05-29-31	MXN	401,400	21,208
Bond	7.750	11-13-42	MXN	2,071,600	102,267
Bond	8.000	05-24-35	MXN	1,030,500	53,996
Bond	8.000	11-07-47	MXN	1,334,800	66,958
Bond	8.000	07-31-53	MXN	1,044,600	52,029
Bond	8.500	05-31-29	MXN	2,262,400	126,089
Bond	8.500	11-18-38	MXN	1,051,800	56,364
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Bond	10.000	11-20-36	MXN	1,151,600	$69,876
New Zealand 5.0%					6,103,850
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	70,402
Bond	2.750	05-15-51	NZD	2,030,000	821,286
Inflation Linked Bond	3.125	09-20-40	NZD	1,885,000	1,360,310
Inflation Linked Bond	3.158	09-20-35	NZD	1,110,000	835,707
Inflation Linked Bond	3.848	09-20-30	NZD	3,735,000	3,016,145
North Macedonia 0.3%					341,321
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	182,781
Bond	2.750	01-18-25	EUR	150,000	158,540
Norway 1.4%					1,703,018
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	21,810,000	1,703,018
Panama 0.1%					122,877
Republic of Panama
Bond	4.500	01-19-63		200,000	122,877
Peru 0.7%					862,504
Republic of Peru
Bond	5.400	08-12-34	PEN	380,000	87,846
Bond	5.940	02-12-29	PEN	680,000	178,392
Bond	6.150	08-12-32	PEN	50,000	12,604
Bond	6.350	08-12-28	PEN	30,000	8,105
Bond	6.900	08-12-37	PEN	45,000	11,558
Bond	6.950	08-12-31	PEN	1,155,000	309,148
Bond (D)	7.300	08-12-33	PEN	943,000	254,851
Philippines 0.2%					235,832
Republic of the Philippines
Bond	1.750	04-28-41	EUR	330,000	235,832
Poland 0.7%					901,101
Republic of Poland
Bond	1.750	04-25-32	PLN	500,000	94,215
Bond	2.750	04-25-28	PLN	395,000	89,036
Bond	2.750	10-25-29	PLN	120,000	26,220
Bond	3.250	07-25-25	PLN	495,000	119,661
Bond	3.750	05-25-27	PLN	1,040,000	247,508
Bond	7.500	07-25-28	PLN	1,195,000	324,461
Romania 0.6%					743,392
Republic of Romania
Bond	3.700	11-25-24	RON	60,000	12,856
Bond	4.750	10-11-34	RON	255,000	46,477
Bond	4.850	07-25-29	RON	220,000	43,667
Bond	5.800	07-26-27	RON	760,000	162,335
Bond	6.700	02-25-32	RON	185,000	39,591
Bond (B)	8.000	04-29-30	RON	470,000	108,439
Bond	8.250	09-29-32	RON	810,000	192,854
Bond	8.750	10-30-28	RON	580,000	137,173
Serbia 0.3%					400,457
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	242,946
Bond	1.650	03-03-33	EUR	210,000	157,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Slovakia 0.2%					$201,148
Republic of Slovakia
Bond	4.000	02-23-43	EUR	190,000	201,148
South Africa 1.3%					1,614,712
Republic of South Africa
Bond	6.250	03-31-36	ZAR	8,875,000	305,967
Bond	7.000	02-28-31	ZAR	8,425,000	368,530
Bond	7.000	02-28-31	ZAR	1,430,000	62,552
Bond	8.250	03-31-32	ZAR	6,350,000	288,914
Bond	8.500	01-31-37	ZAR	4,760,000	195,816
Bond	8.750	01-31-44	ZAR	4,515,000	177,187
Bond	9.000	01-31-40	ZAR	4,345,000	179,182
Bond	11.625	03-31-53	ZAR	720,000	36,564
South Korea 2.0%					2,453,223
Republic of Korea
Inflation Linked Bond	1.125	06-10-30	KRW	2,790,106,467	2,163,615
Inflation Linked Bond	1.750	06-10-28	KRW	357,236,511	289,608
Sweden 2.0%					2,489,030
Kingdom of Sweden
Inflation Linked Bond	0.150	06-01-39	SEK	4,330,000	418,118
Inflation Linked Bond	0.164	06-01-32	SEK	17,930,000	2,070,912
Thailand 0.8%					1,017,523
Kingdom of Thailand
Bond	1.000	06-17-27	THB	5,360,000	144,424
Bond	1.585	12-17-35	THB	7,025,000	170,658
Bond	1.600	12-17-29	THB	605,000	16,155
Bond	2.000	12-17-31	THB	5,300,000	141,149
Bond	2.000	06-17-42	THB	1,150,000	26,638
Bond	2.875	12-17-28	THB	6,500,000	187,048
Bond	2.875	06-17-46	THB	500,000	12,605
Bond	3.350	06-17-33	THB	7,694,000	225,255
Bond	3.450	06-17-43	THB	3,250,000	93,591
United Kingdom 0.7%					814,620
United Kingdom of Great Britain
Bond	0.500	10-22-61	GBP	2,230,000	814,620
Uruguay 0.3%					308,490
Republic of Uruguay
Bond	8.500	03-15-28	UYU	8,230,000	201,330

Bond	9.750	07-20-33	UYU	4,165,500	107,160
Corporate bonds 14.0%					$17,150,970
(Cost $17,402,212)
Australia 0.1%					72,394
Mineral Resources, Ltd. (D)	9.250	10-01-28		70,000	72,394
Canada 1.1%					1,397,107
Bausch & Lomb Escrow Corp. (D)	8.375	10-01-28		135,000	138,038
Bausch Health Companies, Inc. (D)	4.875	06-01-28		22,000	11,196
Brookfield Finance, Inc. (B)	6.350	01-05-34		140,000	141,124
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	117,977
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		178,000	154,682
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Enbridge, Inc. (8.250% to 1-15-29, then 5 Year CMT + 3.785% to 1-15-34, then 5 Year CMT + 4.035% to 1-15-49, then 5 Year CMT + 4.785%)	8.250	01-15-84		70,000	69,878
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		75,000	75,238
GFL Environmental, Inc. (D)	6.750	01-15-31		70,000	70,613
goeasy, Ltd. (D)	4.375	05-01-26		109,000	102,169
goeasy, Ltd. (D)	9.250	12-01-28		110,000	112,992
NOVA Chemicals Corp. (D)	4.250	05-15-29		65,000	51,318
Ontario Gaming GTA LP (D)	8.000	08-01-30		70,000	70,708
The Bank of Nova Scotia (4.900% to 6-4-25, then 5 Year CMT + 4.551%) (F)	4.900	06-04-25		96,000	90,148
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		200,000	161,088
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	29,938
Cayman Islands 0.1%					$115,332
Diamond Foreign Asset Company (D)	8.500	10-01-30		115,000	115,332
Chile 0.4%					466,276
Corp. Nacional del Cobre de Chile (D)	5.950	01-08-34		200,000	195,834
Corp. Nacional del Cobre de Chile (D)	6.300	09-08-53		200,000	190,610
VTR Comunicaciones SpA	4.375	04-15-29		200,000	79,832
China 0.0%					27,272
CIFI Holdings Group Company, Ltd. (G)	4.375	04-12-27		200,000	10,440
Country Garden Holdings Company, Ltd. (G)	3.875	10-22-30		210,000	16,832
Finland 0.3%					360,767
Nokia OYJ	6.625	05-15-39		383,000	360,767
France 0.9%					1,168,892
Altice France SA (D)	5.125	07-15-29		200,000	143,042
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		400,000	375,028
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (F)	2.125	07-25-32	EUR	340,000	280,788
Valeo SE	1.000	08-03-28	EUR	400,000	370,034
Germany 0.3%					412,364
Allianz SE (2.600% to 4-30-32, then 5 Year EURIBOR ICE Swap Rate + 2.579%) (F)	2.600	10-30-31	EUR	200,000	149,941
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33		200,000	153,045
Volkswagen Bank GmbH	4.625	05-03-31	EUR	100,000	109,378
Gibraltar 0.2%					202,642
888 Acquisitions, Ltd.	7.558	07-15-27	EUR	200,000	202,642
Italy 0.6%					765,545
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	465,998
Castor SpA	6.000	02-15-29	EUR	100,000	96,851
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	202,696
Japan 0.1%					133,668
Rakuten Group, Inc. (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740% to 4-22-47, then 5 Year Euro Swap Rate + 5.490%) (F)	4.250	04-22-27	EUR	200,000	133,668
Luxembourg 0.2%					240,529
Minerva Luxembourg SA (D)	8.875	09-13-33		200,000	201,680
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	38,849
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Malta 0.1%					$92,314
VistaJet Malta Finance PLC (D)	6.375	02-01-30		132,000	92,314
Netherlands 0.6%					718,656
Braskem Netherlands Finance BV	7.250	02-13-33		200,000	182,971
Braskem Netherlands Finance BV (D)	8.500	01-12-31		200,000	195,700
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	339,985
Romania 0.1%					113,317
Banca Transilvania SA (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%)	8.875	04-27-27	EUR	100,000	113,317
Supranational 0.2%					203,559
Asian Development Bank (C)	10.420	04-30-40	ZAR	6,400,000	65,137
European Bank for Reconstruction & Development	28.000	09-27-27	TRY	1,260,000	41,000
Inter-American Development Bank	7.000	08-08-33	INR	5,000,000	58,880
International Bank for Reconstruction & Development	6.500	04-17-30	INR	3,300,000	38,542
United Arab Emirates 0.1%					173,365
Abu Dhabi Crude Oil Pipeline LLC	4.600	11-02-47		200,000	173,365
United Kingdom 0.4%					450,679
HSBC Holdings PLC (7.399% to 11-13-33, then Overnight SOFR + 3.020%)	7.399	11-13-34		210,000	218,584
Macquarie Airfinance Holdings, Ltd. (D)	8.125	03-30-29		29,000	29,555
WE Soda Investments Holding PLC (D)	9.500	10-06-28		200,000	202,540
United States 8.2%					10,036,292
Acrisure LLC (D)	7.000	11-15-25		97,000	95,778
Adams Homes, Inc. (D)	9.250	10-15-28		55,000	54,009
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(F)	5.250	06-15-26		111,000	92,646
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		135,000	129,463
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	162,130
American Electric Power Company, Inc. (3.875% to 2-15-27, then 5 Year CMT + 2.675%)	3.875	02-15-62		130,000	106,905
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (F)	3.550	09-15-26		73,000	61,541
AmeriGas Partners LP	5.750	05-20-27		95,000	90,734
AmWINS Group, Inc. (D)	4.875	06-30-29		27,000	24,301
Antero Resources Corp. (D)	5.375	03-01-30		69,000	64,627
Ares Finance Company III LLC (4.125% to 6-30-26, then 5 Year CMT + 3.237%) (D)	4.125	06-30-51		93,000	76,260
Aretec Escrow Issuer 2, Inc. (D)	10.000	08-15-30		60,000	62,499
AssuredPartners, Inc. (D)	5.625	01-15-29		176,000	157,312
Bayer US Finance LLC (D)	6.500	11-21-33		210,000	208,659
Bayer US Finance LLC (D)	6.875	11-21-53		200,000	199,881
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27		35,000	30,957
Black Knight InfoServ LLC (D)	3.625	09-01-28		210,000	194,775
Buckeye Partners LP (3 month LIBOR + 4.020%) (H)	9.694	01-22-78		107,000	106,465
Caesars Entertainment, Inc. (D)	7.000	02-15-30		55,000	55,050
Capital One Financial Corp. (2.359% to 7-29-31, then Overnight SOFR + 1.337%)	2.359	07-29-32		85,000	60,357
CCO Holdings LLC (D)	5.375	06-01-29		207,000	191,956
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (F)	4.000	12-10-25		103,000	92,259
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (F)	7.375	05-15-28		44,000	43,512
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (F)	5.650	10-06-25		67,000	61,550
Clear Channel Outdoor Holdings, Inc. (D)	9.000	09-15-28		95,000	95,950
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	135,000	121,140
CMS Energy Corp. (3.750% to 12-1-30, then 5 Year CMT + 2.900%)	3.750	12-01-50	40,000	29,621
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	174,000	150,283
CoBank ACB (6.250% to 10-1-26, then 3 month LIBOR + 4.660%) (F)	6.250	10-01-26	29,000	27,543
Community Health Systems, Inc. (D)	8.000	12-15-27	70,000	66,341
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	142,000	136,365
Covanta Holding Corp. (D)	4.875	12-01-29	290,000	240,700
CSC Holdings LLC (D)	4.500	11-15-31	200,000	141,536
Cushman & Wakefield US Borrower LLC (D)	8.875	09-01-31	15,000	15,037
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	81,000	75,165
Discover Financial Services (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%)	7.964	11-02-34	140,000	147,286
DISH DBS Corp.	5.125	06-01-29	12,000	5,437
DISH DBS Corp. (D)	5.750	12-01-28	20,000	14,814
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	227,000	194,412
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (F)	4.650	12-15-24	31,000	28,709
Duke Energy Corp. (4.875% to 9-16-24, then 5 Year CMT + 3.388%) (F)	4.875	09-16-24	30,000	29,367
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	117,000	108,197
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	63,215
EnLink Midstream LLC (D)	5.625	01-15-28	66,000	64,036
EnLink Midstream Partners LP	5.450	06-01-47	93,000	78,237
EQM Midstream Partners LP (D)	4.750	01-15-31	70,000	62,344
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (F)	4.500	09-30-25	34,000	30,650
First Student Bidco, Inc. (D)	4.000	07-31-29	115,000	97,823
FirstCash, Inc. (D)	4.625	09-01-28	35,000	32,055
FirstCash, Inc. (D)	5.625	01-01-30	33,000	30,891
Freedom Mortgage Corp. (D)	7.625	05-01-26	72,000	68,795
Freedom Mortgage Corp. (D)	12.000	10-01-28	15,000	15,848
Freedom Mortgage Corp. (D)	12.250	10-01-30	45,000	47,480
Frontier Communications Holdings LLC (D)	6.750	05-01-29	160,000	135,498
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	86,000	75,394
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (D)	4.700	10-15-51	103,000	85,429
Global Atlantic Financial Company (D)	7.950	06-15-33	60,000	64,690
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29	170,000	140,255
Hanesbrands, Inc. (D)	9.000	02-15-31	170,000	160,260
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26	40,585	32,285
Hightower Holding LLC (D)	6.750	04-15-29	142,000	122,780
HUB International, Ltd. (D)	5.625	12-01-29	106,000	96,117
Huntington Bancshares, Inc. (4.450% to 10-15-27, then 7 Year CMT + 4.045%) (F)	4.450	10-15-27	37,000	31,440
Iron Mountain, Inc. (D)	7.000	02-15-29	125,000	125,993
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	10,000	8,962
LBM Acquisition LLC (D)	6.250	01-15-29	38,000	31,830
LFS Topco LLC (D)	5.875	10-15-26	74,000	65,113
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	107,000	87,143
Liberty Mutual Group, Inc. (D)	4.300	02-01-61	66,000	37,786
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	57,000	45,948
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
MajorDrive Holdings IV LLC (D)	6.375	06-01-29		38,000	32,196
Medline Borrower LP (D)	5.250	10-01-29		152,000	137,555
Mileage Plus Holdings LLC (D)	6.500	06-20-27		36,134	35,935
MSCI, Inc. (D)	3.625	09-01-30		131,000	113,985
Nationstar Mortgage Holdings, Inc. (D)	5.750	11-15-31		103,000	89,931
NextEra Energy Capital Holdings, Inc. (3.800% to 3-15-27, then 5 Year CMT + 2.547%)	3.800	03-15-82		130,000	107,861
Occidental Petroleum Corp.	4.500	07-15-44		45,000	33,271
OneMain Finance Corp.	9.000	01-15-29		150,000	154,701
Open Text Holdings, Inc. (D)	4.125	12-01-31		118,000	100,781
Owens & Minor, Inc. (D)	4.500	03-31-29		80,000	68,500
Pacific Gas & Electric Company	6.700	04-01-53		68,000	68,624
Paramount Global (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		65,000	51,025
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		142,000	114,310
PennyMac Financial Services, Inc. (D)	5.750	09-15-31		73,000	64,386
Performance Food Group, Inc. (D)	4.250	08-01-29		154,000	137,733
Post Holdings, Inc. (D)	5.500	12-15-29		116,000	109,044
Presidio Holdings, Inc. (D)	8.250	02-01-28		50,000	48,687
Prudential Financial, Inc. (6.000% to 9-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		32,000	30,241
Range Resources Corp. (D)	4.750	02-15-30		13,000	11,857
Range Resources Corp.	8.250	01-15-29		40,000	41,452
RHP Hotel Properties LP (D)	7.250	07-15-28		20,000	20,311
RTX Corp.	2.150	05-18-30	EUR	150,000	144,471
Sempra (4.125% to 4-1-27, then 5 Year CMT + 2.868%)	4.125	04-01-52		354,000	286,885
Sempra (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (F)	4.875	10-15-25		60,000	57,490
Spirit AeroSystems, Inc. (D)	9.750	11-15-30		45,000	47,388
STL Holding Company LLC (D)	7.500	02-15-26		83,000	79,124
Synchrony Financial	7.250	02-02-33		130,000	121,390
Tapestry, Inc.	7.850	11-27-33		65,000	66,013
Terex Corp. (D)	5.000	05-15-29		83,000	76,105
The Allstate Corp. (6.500% to 5-15-37, then 3 month LIBOR + 2.120%)	6.500	05-15-67		51,000	47,021
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (F)	3.700	03-20-26		34,000	30,820
The Brooklyn Union Gas Company (D)	6.388	09-15-33		70,000	70,401
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (F)	4.000	06-01-26		28,000	24,105
The Goldman Sachs Group, Inc. (4.950% to 2-10-25, then 5 Year CMT + 3.224%) (F)	4.950	02-10-25		64,000	60,406
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29		24,000	24,349
The Hertz Corp. (D)	5.000	12-01-29		130,000	99,777
The Michaels Companies, Inc. (D)	5.250	05-01-28		65,000	47,445
The Michaels Companies, Inc. (D)	7.875	05-01-29		55,000	31,266
The Southern Company (4.000% to 1-15-26, then 5 Year CMT + 3.733%)	4.000	01-15-51		94,000	87,995
The William Carter Company (D)	5.625	03-15-27		68,000	65,944
Uber Technologies, Inc. (D)	4.500	08-15-29		171,000	157,334
Viking Cruises, Ltd. (D)	7.000	02-15-29		70,000	67,046
Viking Cruises, Ltd. (D)	9.125	07-15-31		60,000	62,404
Viper Energy, Inc. (D)	5.375	11-01-27		290,000	276,770
Vital Energy, Inc.	9.750	10-15-30		70,000	70,142
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26		101,000	91,119
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Western Midstream Operating LP	4.050	02-01-30		144,000	130,503
Windsor Holdings III LLC (D)	8.500	06-15-30		95,000	97,719

Xerox Holdings Corp. (D)	5.000	08-15-25		55,000	52,648
Convertible bonds 5.3%					$6,537,197
(Cost $6,944,359)
Canada 0.0%					78,583
Shopify, Inc.	0.125	11-01-25		85,000	78,583
China 0.1%					140,940
NIO, Inc.	0.500	02-01-27		162,000	140,940
Denmark 0.2%					238,875
Ascendis Pharma A/S	2.250	04-01-28		260,000	238,875
Italy 0.1%					87,140
DiaSorin SpA (C)	5.074	05-05-28	EUR	100,000	87,140
Luxembourg 0.0%					8,177
Arrival SA (D)	3.500	12-01-26		170,000	8,177
Singapore 0.3%					335,477
Sea, Ltd.	0.250	09-15-26		417,000	335,477
United States 4.6%					5,648,005
3D Systems Corp. (C)	11.820	11-15-26		21,000	15,015
Affirm Holdings, Inc. (C)	8.771	11-15-26		75,000	58,268
Airbnb, Inc. (C)	5.430	03-15-26		105,000	92,868
Alarm.com Holdings, Inc. (C)	6.836	01-15-26		110,000	95,370
Alliant Energy Corp. (D)	3.875	03-15-26		240,000	236,640
American Water Capital Corp. (D)	3.625	06-15-26		240,000	239,040
Axon Enterprise, Inc. (D)	0.500	12-15-27		33,000	38,429
Bandwidth, Inc.	0.250	03-01-26		35,000	28,046
Bentley Systems, Inc.	0.125	01-15-26		95,000	93,699
Beyond Meat, Inc. (C)	63.235	03-15-27		125,000	24,375
BILL Holdings, Inc. (C)	7.216	04-01-27		111,000	87,690
Block, Inc.	0.250	11-01-27		152,000	119,700
Cable One, Inc.	1.125	03-15-28		45,000	33,161
Cardlytics, Inc.	1.000	09-15-25		55,000	33,275
CenterPoint Energy, Inc. (D)	4.250	08-15-26		240,000	238,033
Ceridian HCM Holding, Inc.	0.250	03-15-26		110,000	97,834
CMS Energy Corp. (D)	3.375	05-01-28		55,000	53,488
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26		370,000	309,875
Cytokinetics, Inc.	3.500	07-01-27		50,000	45,750
DigitalOcean Holdings, Inc. (C)	8.182	12-01-26		90,000	70,821
DISH Network Corp.	3.375	08-15-26		38,000	17,195
DraftKings Holdings, Inc. (C)	5.185	03-15-28		77,000	61,793
Dropbox, Inc. (C)	0.890	03-01-28		100,000	96,250
Duke Energy Corp. (D)	4.125	04-15-26		305,000	300,730
Etsy, Inc.	0.250	06-15-28		150,000	115,050
Euronet Worldwide, Inc.	0.750	03-15-49		28,000	25,865
Exact Sciences Corp.	0.375	03-15-27		86,000	77,486
FirstEnergy Corp. (D)	4.000	05-01-26		245,000	241,203
Fluor Corp. (D)	1.125	08-15-29		25,000	26,475
Health Catalyst, Inc.	2.500	04-15-25		5,000	4,616
JetBlue Airways Corp.	0.500	04-01-26		188,000	129,255
John Bean Technologies Corp.	0.250	05-15-26		81,000	73,184
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	54,848
MP Materials Corp. (D)	0.250	04-01-26	230,000	189,750
Nabors Industries, Inc.	0.750	01-15-24	16,000	15,456
NCL Corp., Ltd.	2.500	02-15-27	98,000	82,957
Nutanix, Inc.	0.250	10-01-27	35,000	34,353
Okta, Inc.	0.125	09-01-25	85,000	76,288
PAR Technology Corp.	1.500	10-15-27	15,000	12,413
Patrick Industries, Inc.	1.750	12-01-28	37,000	36,630
Pebblebrook Hotel Trust	1.750	12-15-26	50,000	40,950
Pegasystems, Inc.	0.750	03-01-25	37,000	34,207
Rapid7, Inc.	0.250	03-15-27	100,000	88,000
Redfin Corp.	0.500	04-01-27	95,000	54,150
Repay Holdings Corp. (C)(D)	8.887	02-01-26	415,000	343,952
Shake Shack, Inc. (C)	6.732	03-01-28	15,000	11,325
Shift4 Payments, Inc.	0.500	08-01-27	80,000	70,552
Snap, Inc.	0.125	03-01-28	495,000	360,360
Splunk, Inc.	1.125	06-15-27	80,000	77,120
Spotify USA, Inc. (C)	6.018	03-15-26	105,000	91,676
Stem, Inc. (D)	0.500	12-01-28	95,000	43,966
Teladoc Health, Inc.	1.250	06-01-27	74,000	59,481
The Greenbrier Companies, Inc.	2.875	04-15-28	90,000	81,090
The Southern Company (D)	3.875	12-15-25	305,000	304,543
Uber Technologies, Inc. (D)	0.875	12-01-28	78,000	80,650
Uber Technologies, Inc. (C)	1.265	12-15-25	105,000	102,299
Unity Software, Inc. (C)	7.424	11-15-26	80,000	64,520

Ventas Realty LP (D)	3.750	06-01-26	55,000	55,990
Term loans (I) 2.2%				$2,719,028
(Cost $2,768,774)
Luxembourg 0.1%				125,039
Delta 2 Lux Sarl, 2022 Term Loan B (1 month CME Term SOFR + 2.250%)	7.598	01-15-30	125,000	125,039
United States 2.1%				2,593,989
Aretec Group, Inc., 2023 Incremental Term Loan (1 month CME Term SOFR + 4.500%)	9.948	08-09-30	99,750	98,111
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	8.713	12-23-26	96,323	94,915
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	10.713	01-31-28	230,000	205,933
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%)	8.598	02-15-29	88,611	86,888
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month CME Term SOFR + 3.750%)	9.195	03-11-28	147,000	145,370
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 3.250%)	8.698	02-06-30	104,475	104,446
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.750%)	9.107	05-24-30	124,375	124,375
Crocs, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	8.540	02-20-29	100,000	100,213
Emerald Debt Merger Sub LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	8.348	05-31-30	93,486	93,527
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.098	03-08-30	114,425	111,278
Hightower Holding LLC, 2021 Term Loan B (3 month CME Term SOFR + 4.000%)	9.380	04-21-28	147,000	146,143
HUB International, Ltd., 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.662	06-20-30	143,474	144,006
IRB Holding Corp., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	8.448	12-15-27	247,533	247,032
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Medline Borrower LP, USD Term Loan B (1 month CME Term SOFR + 3.000%)	8.463	10-23-28	112,150	$112,135
NEP Group, Inc., 2018 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	8.713	10-20-25	65,853	59,206
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month CME Term SOFR + 2.625%)	8.088	02-01-27	96,250	96,306
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	9.098	02-24-28	126,349	126,443
The Dun & Bradstreet Corp., 2023 Term Loan B (1 month CME Term SOFR + 2.750%)	8.193	02-06-26	141,160	141,182
TransDigm, Inc., 2023 Term Loan I (3 month CME Term SOFR + 3.250%)	8.640	08-24-28	166,438	166,474
Windsor Holdings III LLC, USD Term Loan B (1 month CME Term SOFR + 4.500%)	9.820	08-01-30	115,000	115,160

WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%)	8.963	04-13-28	111,605	74,846
Collateralized mortgage obligations 4.0%				$4,837,171
(Cost $4,936,345)
Commercial and residential 1.2%				1,420,318
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(J)	3.809	04-25-65	50,000	43,890
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	32,192
Series 2021-BN31, Class C (J)	2.545	02-15-54	30,000	18,547
Series 2022-BNK42, Class AS (J)	4.880	06-15-55	40,000	35,523
BBCMS Mortgage Trust
Series 2023-C20, Class AS (J)	5.973	07-15-56	10,000	9,768
Benchmark Mortgage Trust
Series 2020-B16, Class AM (J)	2.944	02-15-53	40,000	32,777
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(J)	3.181	05-25-60	129,000	119,023
Series 2021-NQM1, Class M1 (D)(J)	2.316	02-25-49	100,000	72,762
BX Trust
Series 2021-ARIA, Class C (1 month CME Term SOFR + 1.760%) (D)(H)	7.083	10-15-36	20,000	19,146
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(H)	6.937	01-15-34	7,663	7,446
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (D)(H)	8.013	05-15-38	50,000	50,188
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month CME Term SOFR + 2.197%) (D)(H)	7.520	12-15-37	134,000	131,353
CIM Trust
Series 2021-R4, Class A1 (D)(J)	2.000	05-01-61	61,505	52,810
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A (D)(J)	6.572	07-10-28	100,000	100,673
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(J)	4.112	05-25-65	100,000	93,329
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(J)	5.369	08-25-55	48,597	45,766
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	60,659	60,126
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	85,660	81,381
OPG Trust
Series 2021-PORT, Class D (1 month CME Term SOFR + 1.245%) (D)(H)	6.568	10-15-36	19,751	19,056
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	145,230
Verus Securitization Trust
Series 2020-5, Class M1 (D)(J)	2.601	05-25-65	200,000	161,974
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	$45,430
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(J)	3.500	07-25-49	5,740	4,971
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(J)	5.145	06-15-44	18,808	17,482
WSTN Trust
Series 2023-MAUI, Class B (D)(J)	7.018	07-05-37	20,000	19,475
U.S. Government Agency 2.8%				3,416,853
Federal Home Loan Mortgage Corp.
Series 2020-HQA3, Class B1 (30 day Average SOFR + 5.864%) (D)(H)	11.193	07-25-50	38,383	42,271
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(H)	6.828	10-25-41	178,000	176,110
Series 2021-HQA1, Class M2 (30 day Average SOFR + 2.250%) (D)(H)	7.578	08-25-33	161,274	160,864
Series 2021-HQA2, Class M2 (30 day Average SOFR + 2.050%) (D)(H)	7.378	12-25-33	100,000	98,617
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(H)	7.428	09-25-41	180,000	176,872
Series 2021-P011, Class X1 IO	1.785	09-25-45	91,487	10,745
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(H)	8.728	01-25-42	150,000	149,815
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%) (D)(H)	8.228	04-25-42	50,000	51,071
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%) (D)(H)	12.078	06-25-42	50,000	55,748
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (D)(H)	11.078	09-25-42	120,000	131,463
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (D)(H)	8.828	03-25-42	66,650	68,962
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(H)	10.578	03-25-42	540,000	572,802
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (D)(H)	8.878	08-25-42	40,000	41,270
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(H)	10.828	03-25-43	25,000	26,868
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(H)	12.929	04-25-43	15,000	16,398
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%) (D)(H)	8.678	06-25-43	35,000	36,038
Series 4898, Class SA IO	0.661	07-15-49	363,212	35,963
Series 4954, Class SL IO	0.607	02-25-50	1,009,080	94,854
Series 4999, Class KS IO	0.707	12-25-42	287,520	25,555
Series 4999, Class PS IO	0.507	03-25-44	365,532	30,656
Series K103, Class X1 IO	0.757	11-25-29	223,894	6,924
Series K105, Class X1 IO	1.644	01-25-30	169,290	12,452
Series K511, Class A2 (B)	4.860	10-25-28	335,000	334,075
Series K737, Class X1 IO	0.745	10-25-26	110,961	1,540
Series K740, Class X1 IO	0.830	09-25-27	98,337	2,338
Series Q014, Class X IO	2.787	10-25-55	93,323	14,725
Federal National Mortgage Association
Series 2016-88, Class SK IO	0.557	12-25-46	290,089	29,532
Series 2019-25, Class SA IO	0.607	06-25-49	1,240,459	122,280
Series 2019-50, Class S IO	0.607	09-25-49	728,860	67,749
Series 2019-68, Class SC IO	0.557	11-25-49	243,276	24,283
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	9.828	01-25-42	150,000	153,915
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(H)	11.578	03-25-42	67,000	73,001
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (D)(H)	8.828	03-25-42	49,000	50,898
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (D)(H)	10.578	03-25-42	115,000	121,683
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	9.828	04-25-42	100,000	103,156
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (D)(H)	10.079	09-25-42	60,000	64,356
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(H)	10.429	12-25-42	15,000	16,036
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (D)(H)	8.678	01-25-43	25,000	25,947
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (D)(H)	9.228	04-25-43	20,000	20,953
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (D)(H)	8.879	05-25-43	25,000	26,087
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(H)	8.429	06-25-43	24,000	24,598
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(H)	9.228	07-25-43	15,000	$15,208
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(H)	8.579	09-25-43	75,000	77,081

Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(H)	8.878	10-25-43	25,000	25,094
Asset backed securities 3.0%				$3,686,033
(Cost $3,829,806)
Asset backed securities 3.0%				3,686,033
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	203,976	174,644
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class D (3 month CME Term SOFR + 3.650%) (D)(H)	9.062	04-22-35	250,000	240,482
Series 2020-5A, Class D (3 month CME Term SOFR + 3.812%) (D)(H)	9.227	01-20-32	250,000	247,558
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month CME Term SOFR + 7.282%) (D)(H)	12.675	01-15-33	250,000	246,130
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,475	27,220
Carvana Auto Receivables Trust
Series 2023-P3, Class A4 (D)	5.710	07-10-29	10,000	10,015
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-1-24, then 5.568% to 3-1-25, then 6.568% thereafter) (D)	2.568	07-25-59	43,418	42,177
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	34,455
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (D)	3.668	10-25-49	48,125	42,185
Series 2021-1A, Class A2II (D)	3.151	04-25-51	48,750	39,646
Exeter Automobile Receivables Trust
Series 2023-4A, Class C	6.510	08-15-28	35,000	34,948
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	172,498
Series 2022-1A, Class D (D)	3.790	06-15-28	55,000	51,601
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (D)(H)	6.694	11-16-36	105,000	102,892
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (D)	6.380	12-15-28	21,000	20,941
Series 2023-3A, Class D (D)	6.440	05-15-29	20,000	19,681
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(H)	7.087	07-15-39	100,000	95,287
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (D)	2.120	12-27-27	100,000	88,587
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	87,580
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	26,869	25,923
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (D)(H)	7.083	02-19-37	100,000	97,832
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	100,000	86,408
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month CME Term SOFR + 2.862%) (D)(H)	8.255	10-15-29	250,000	247,241
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	84,183
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	88,430
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	89,048
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	92,084
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	95,879
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month CME Term SOFR + 7.582%) (D)(H)	12.997	10-20-32	150,000	150,135
Sound Point CLO XXVIII, Ltd.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-3A, Class C (3 month CME Term SOFR + 2.512%) (D)(H)	7.890	01-25-32	250,000	$244,618
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	29,526
Textainer Marine Containers, Ltd.
Series 2021-3A, Class A (D)	1.940	08-20-46	82,000	68,232
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	85,125
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-28	100,000	91,140
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(H)	7.894	10-15-34	100,000	93,686
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (D)(H)	8.973	09-10-29	175,000	165,785
VOLT XCV LLC
Series 2021-NPL4, Class A1 (2.240% to 2-25-24, then 5.240% to 2-25-25, then 6.240% thereafter) (D)	2.240	03-27-51	74,587	72,231

	Shares	Value
Common stocks 0.0%		$31,237
(Cost $65,092)
United Kingdom 0.0%		22,542
Endeavour Mining PLC	961	22,542
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(K)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(K)	1,348	8,425

Southcross Holdings GP, Class A (E)(K)	246	0
Preferred securities 0.7%		$800,991
(Cost $789,311)
Bermuda 0.1%		107,031
Athene Holding, Ltd., 6.375% (6.375% to 9-30-25, then 5 Year CMT + 5.970%)	4,321	107,031
United States 0.6%		693,960
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month LIBOR + 4.697%)	10,000	215,600
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	212,400
AT&T, Inc., 5.000%	1,250	25,075
Bank of America Corp., 7.250%	62	69,502
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	975	24,502
SCE Trust VII, 7.500%	2,425	60,795
Wells Fargo & Company, 7.500%	77	86,086

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(K)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(K)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 12.7%				$15,521,366
(Cost $15,521,366)
U.S. Government 0.0%				13,604
U.S. Treasury Bill	5.263	01-18-24	13,700	13,604

16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term funds 12.7%			15,507,762
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3000(L)	15,507,762	15,507,762

Total investments (Cost $150,366,281) 119.3%	$146,011,372
Other assets and liabilities, net (19.3%)	(23,667,691)
Total net assets 100.0%	$122,343,681

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (1.8)%				$(2,201,556)
(Proceeds received $2,158,586)
U.S. Government Agency (1.8)%				(2,201,556)
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA	(625,000)	(609,644)
30 Yr Pass Thru (B)	2.000	TBA	(700,000)	(544,582)
30 Yr Pass Thru (B)	3.500	TBA	(800,000)	(702,094)
30 Yr Pass Thru (B)	4.000	TBA	(380,000)	(345,236)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,092,905 or 18.1% of the fund’s net assets as of 11-30-23.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	The rate shown is the annualized seven-day yield as of 11-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	33	Long	Dec 2023	$2,425,451	$2,439,674	$14,223
10-Year U.S. Treasury Note Futures	30	Long	Mar 2024	3,289,613	3,293,906	4,293
2-Year U.S. Treasury Note Futures	136	Long	Mar 2024	27,708,121	27,806,688	98,567
30-Day Federal Funds Futures	15	Long	Mar 2024	5,910,080	5,919,849	9,769
5-Year Canada Government Bond Futures	1	Long	Mar 2024	80,889	81,455	566
5-Year U.S. Treasury Note Futures	212	Long	Mar 2024	22,507,544	22,652,531	144,987
German Euro BUND Futures	4	Long	Dec 2023	571,205	575,991	4,786
U.K. Long Gilt Bond Futures	3	Long	Mar 2024	364,233	366,161	1,928
Ultra U.S. Treasury Bond Futures	1	Long	Mar 2024	112,752	113,516	764
10-Year Canada Government Bond Futures	5	Short	Mar 2024	(436,096)	(441,284)	(5,188)
10-Year Japan Government Bond Futures	8	Short	Dec 2023	(7,876,407)	(7,902,873)	(26,466)
Euro-BTP Italian Government Bond Futures	20	Short	Dec 2023	(2,443,349)	(2,502,898)	(59,549)
Euro-Buxl Futures	21	Short	Dec 2023	(2,883,632)	(2,973,892)	(90,260)
Euro-OAT Futures	10	Short	Dec 2023	(1,370,948)	(1,383,593)	(12,645)
German Euro BOBL Futures	3	Short	Dec 2023	(379,415)	(383,696)	(4,281)
U.S. Treasury Long Bond Futures	6	Short	Mar 2024	(692,058)	(698,625)	(6,567)
Ultra U.S. Treasury Bond Futures	12	Short	Mar 2024	(1,468,778)	(1,476,000)	(7,222)
						$67,705
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	25,000	USD	16,098	HSBC	12/20/2023	$430	—
AUD	35,000	USD	22,510	JPM	12/20/2023	628	—
AUD	60,000	USD	38,300	MSI	12/20/2023	1,366	—
AUD	257,000	USD	170,526	BARC	12/29/2023	—	$(572)
AUD	821,000	USD	542,000	HSBC	12/29/2023	929	—
BRL	11,352,000	USD	2,300,071	BOA	12/4/2023	6,285	—
BRL	3,594,000	USD	722,379	GSI	12/4/2023	7,805	—
BRL	205,000	USD	41,745	HSBC	12/4/2023	—	(95)
BRL	11,603,000	USD	2,365,229	MSI	12/4/2023	—	(7,878)
BRL	85,000	USD	17,386	SCB	12/4/2023	—	(117)
BRL	865,000	USD	174,927	SSB	12/4/2023	813	—
BRL	11,000	USD	2,221	MSI	3/4/2024	—	(8)
CAD	100,000	USD	74,130	JPM	12/20/2023	—	(413)
CAD	4,280,000	USD	3,138,527	JPM	12/29/2023	17,080	—
CHF	22,000	USD	25,128	CITI	12/29/2023	68	—
CLP	94,431,000	USD	107,024	DB	12/20/2023	1,130	—
CLP	66,474,000	USD	74,327	GSI	12/20/2023	1,807	—
CLP	6,000,000	USD	6,530	HSBC	12/20/2023	341	—
CLP	110,188,000	USD	124,535	MSI	12/20/2023	1,666	—
CNY	762,000	USD	104,796	BARC	12/20/2023	1,968	—
CNY	1,052,000	USD	145,371	GSI	12/20/2023	2,025	—
CNY	336,000	USD	46,030	JPM	12/20/2023	1,047	—
CNY	859,000	USD	118,088	MSI	12/20/2023	2,268	—
COP	367,300,000	USD	91,814	BARC	12/20/2023	—	(667)
COP	531,660,000	USD	129,140	CITI	12/20/2023	2,794	—
COP	62,020,000	USD	15,197	DB	12/20/2023	193	—
COP	450,600,000	USD	107,209	GSI	12/20/2023	4,610	—
COP	62,020,000	USD	15,231	HSBC	12/20/2023	160	—
COP	1,106,844,000	USD	269,929	MSI	12/20/2023	4,739	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	761,100,000	USD	185,827	SSB	12/20/2023	$3,043	—
COP	2,337,288,000	USD	569,390	SSB	12/28/2023	9,503	—
CZK	1,140,000	USD	49,580	BARC	12/20/2023	1,440	—
CZK	2,800,000	USD	121,766	CITI	12/20/2023	3,547	—
CZK	2,740,000	USD	119,818	GSI	12/20/2023	2,808	—
CZK	3,630,000	USD	159,588	HSBC	12/20/2023	2,870	—
CZK	920,000	USD	40,225	JPM	12/20/2023	949	—
EGP	1,780,000	USD	57,168	CITI	12/11/2023	—	$(1,379)
EGP	137,000	USD	3,782	GSI	12/11/2023	511	—
EGP	420,000	USD	13,385	CITI	12/20/2023	—	(734)
EGP	2,276,000	USD	69,966	GSI	12/20/2023	—	(1,411)
EUR	119,000	USD	129,420	BARC	12/20/2023	204	—
EUR	108,000	USD	116,402	CITI	12/20/2023	1,240	—
EUR	187,000	USD	201,946	GSI	12/20/2023	1,750	—
EUR	37,000	USD	39,815	JPM	12/20/2023	489	—
EUR	82,000	USD	86,116	MSI	12/20/2023	3,205	—
EUR	844,000	USD	924,897	BOA	12/29/2023	—	(5,140)
EUR	72,000	USD	79,110	GSI	12/29/2023	—	(648)
EUR	99,000	USD	108,475	JPM	12/29/2023	—	(589)
EUR	88,000	USD	95,898	MSI	12/29/2023	1	—
GBP	45,000	USD	54,523	CITI	12/20/2023	2,295	—
GBP	18,000	USD	21,963	GSI	12/20/2023	764	—
GBP	1,136,000	USD	1,433,117	BARC	12/29/2023	1,364	—
HUF	16,900,000	USD	46,063	BARC	12/20/2023	2,246	—
HUF	24,115,000	USD	69,148	CITI	12/20/2023	—	(216)
HUF	106,967,000	USD	295,048	GSI	12/20/2023	10,717	—
HUF	29,400,000	USD	82,600	JPM	12/20/2023	1,439	—
HUF	33,278,000	USD	87,673	MSI	12/20/2023	7,452	—
HUF	510,920,000	USD	1,464,289	MSI	12/29/2023	—	(5,084)
IDR	7,274,067,000	USD	472,299	BARC	12/20/2023	—	(4,859)
IDR	2,127,000,000	USD	134,510	DB	12/20/2023	2,173	—
IDR	1,229,850,000	USD	78,921	SCB	12/20/2023	111	—
IDR	21,340,082,000	USD	1,364,325	SCB	12/29/2023	6,919	—
ILS	230,000	USD	61,759	BARC	12/20/2023	—	(75)
ILS	30,000	USD	7,560	JPM	12/20/2023	485	—
INR	13,230,000	USD	158,646	DB	12/20/2023	—	(1)
INR	2,750,000	USD	32,993	GSI	12/20/2023	—	(17)
INR	2,710,000	USD	32,475	HSBC	12/20/2023	22	—
INR	6,860,000	USD	82,442	JPM	12/20/2023	—	(182)
JPY	712,138,000	USD	4,805,566	BARC	12/29/2023	17,432	—
KRW	116,170,000	USD	88,575	JPM	12/20/2023	822	—
KRW	1,874,926,000	USD	1,441,031	BARC	12/28/2023	2,492	—
KZT	15,300,000	USD	32,692	BOA	12/20/2023	492	—
KZT	9,500,000	USD	20,408	GSI	12/20/2023	196	—
KZT	5,550,000	USD	11,928	BOA	2/7/2024	—	(20)
KZT	7,350,000	USD	15,783	BOA	2/9/2024	—	(21)
KZT	18,600,000	USD	39,076	GSI	2/14/2024	764	—
MXN	2,099,000	USD	116,751	CITI	12/20/2023	3,791	—
MXN	1,440,000	USD	80,639	GSI	12/20/2023	2,056	—
MXN	5,169,000	USD	285,510	JPM	12/20/2023	11,336	—
MXN	1,141,000	USD	62,865	MSI	12/20/2023	2,661	—
MXN	4,195,000	USD	241,745	BARC	1/24/2024	—	(2,192)
MXN	4,195,000	USD	241,376	MSI	1/24/2024	—	(1,823)
MXN	6,680,000	USD	381,608	CITI	3/13/2024	—	(3,169)
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	8,030,000	USD	454,958	MSI	5/6/2024	—	$(4,092)
MXN	8,390,000	USD	467,618	GSI	7/24/2024	—	(2,586)
MXN	2,872,000	USD	157,241	CITI	9/13/2024	$643	—
MXN	3,808,000	USD	206,418	HSBC	9/13/2024	2,921	—
MXN	8,030,000	USD	420,904	CITI	11/6/2024	16,790	—
MYR	2,309,000	USD	495,598	HSBC	12/20/2023	—	(1,370)
NOK	510,000	USD	47,861	CITI	12/29/2023	—	(689)
NOK	11,650,000	USD	1,090,170	MSI	12/29/2023	—	(12,627)
NZD	40,000	USD	23,835	BARC	12/20/2023	799	—
NZD	30,000	USD	17,699	HSBC	12/20/2023	776	—
NZD	1,490,000	USD	906,962	MSI	12/29/2023	10,691	—
PEN	384,000	USD	101,626	BOA	12/20/2023	1,006	—
PEN	711,000	USD	189,088	CITI	12/20/2023	941	—
PEN	28,000	USD	7,491	GSI	12/20/2023	—	(8)
PEN	508,000	USD	134,278	SCB	12/20/2023	1,495	—
PEN	122,000	USD	32,568	SSB	12/20/2023	39	—
PHP	6,780,000	USD	121,553	BOA	12/20/2023	579	—
PHP	3,020,000	USD	53,216	BARC	12/20/2023	1,186	—
PHP	3,230,000	USD	56,921	JPM	12/20/2023	1,263	—
PLN	1,230,000	USD	296,501	BOA	12/20/2023	10,785	—
PLN	807,000	USD	186,061	BARC	12/20/2023	15,549	—
PLN	838,000	USD	203,358	GSI	12/20/2023	5,995	—
PLN	115,000	USD	26,095	JPM	12/20/2023	2,635	—
PLN	1,676,000	USD	388,860	MSI	12/20/2023	29,849	—
RON	420,000	USD	90,356	BARC	12/20/2023	1,626	—
RON	1,963,000	USD	425,899	GSI	12/20/2023	4,007	—
RON	345,000	USD	75,050	HSBC	12/20/2023	506	—
SEK	14,767,000	USD	1,417,248	BARC	12/29/2023	—	(9,536)
SEK	373,000	USD	35,943	GSI	12/29/2023	—	(386)
SGD	185,000	USD	136,586	JPM	12/20/2023	1,816	—
SGD	55,000	USD	40,222	MSI	12/20/2023	925	—
THB	30,123,000	USD	854,237	BARC	12/20/2023	3,262	—
THB	2,710,000	USD	76,621	GSI	12/20/2023	523	—
TRY	4,235,000	USD	145,762	BARC	12/20/2023	—	(1,425)
TRY	2,115,000	USD	71,226	GSI	12/20/2023	856	—
TRY	5,998,000	USD	202,409	BARC	12/29/2023	327	—
TRY	2,750,000	USD	86,496	BARC	3/20/2024	111	—
USD	38,579	AUD	60,000	JPM	12/20/2023	—	(1,087)
USD	38,718	AUD	60,000	MSI	12/20/2023	—	(947)
USD	2,960,862	AUD	4,485,000	HSBC	12/29/2023	—	(5,073)
USD	2,280,159	BRL	11,352,000	BOA	12/4/2023	—	(26,197)
USD	718,194	BRL	3,594,000	GSI	12/4/2023	—	(11,989)
USD	41,536	BRL	205,000	HSBC	12/4/2023	—	(114)
USD	2,349,500	BRL	11,603,000	MSI	12/4/2023	—	(7,851)
USD	17,222	BRL	85,000	SCB	12/4/2023	—	(47)
USD	2,306,848	BRL	11,352,000	MSI	1/3/2024	8,557	—
USD	132,129	BRL	654,000	GSI	3/4/2024	573	—
USD	145,782	CAD	200,000	JPM	12/20/2023	—	(1,652)
USD	33,184	CAD	45,000	MSI	12/20/2023	12	—
USD	4,050,019	CAD	5,523,000	JPM	12/29/2023	—	(22,041)
USD	1,477,947	CHF	1,298,000	BARC	12/29/2023	—	(8,608)
USD	29,825	CLP	27,700,000	GSI	12/20/2023	—	(1,900)
USD	45,092	CLP	41,800,000	HSBC	12/20/2023	—	(2,782)
USD	196,052	CLP	177,710,000	MSI	12/20/2023	—	(7,482)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	119,570	CLP	107,416,000	SSB	12/20/2023	—	$(3,455)
USD	514,299	CLP	452,825,000	CITI	12/29/2023	—	(3,987)
USD	64,754	CNY	471,000	BARC	12/20/2023	—	(1,238)
USD	185,864	CNY	1,338,000	GSI	12/20/2023	—	(1,604)
USD	40,855	CNY	292,000	JPM	12/20/2023	—	(58)
USD	609,238	CNY	4,355,000	HSBC	12/29/2023	—	(1,368)
USD	163,262	COP	658,262,000	BOA	12/20/2023	—	(88)
USD	180,281	COP	729,678,000	CITI	12/20/2023	—	(792)
USD	99,703	COP	419,400,000	DB	12/20/2023	—	(4,372)
USD	33,100	COP	137,300,000	GSI	12/20/2023	—	(972)
USD	188,967	COP	791,677,000	MSI	12/20/2023	—	(7,492)
USD	74,229	COP	328,388,000	SCB	12/20/2023	—	(7,262)
USD	97,919	COP	414,400,000	SSB	12/20/2023	—	(4,916)
USD	40,227	CZK	940,000	BOA	12/20/2023	—	(1,842)
USD	42,257	CZK	990,000	CITI	12/20/2023	—	(2,050)
USD	125,016	CZK	2,828,000	GSI	12/20/2023	—	(1,550)
USD	99,438	CZK	2,270,000	HSBC	12/20/2023	—	(2,154)
USD	21,647	CZK	490,000	JPM	12/20/2023	—	(283)
USD	179,574	CZK	4,102,000	MSI	12/20/2023	—	(4,009)
USD	364,974	CZK	8,146,000	BARC	12/29/2023	$461	—
USD	65,576	EUR	62,000	BOA	12/20/2023	—	(1,959)
USD	284,135	EUR	268,000	CITI	12/20/2023	—	(7,792)
USD	471,656	EUR	440,000	GSI	12/20/2023	—	(7,626)
USD	78,981	EUR	74,000	HSBC	12/20/2023	—	(1,625)
USD	141,278	EUR	133,000	JPM	12/20/2023	—	(3,596)
USD	26,719	EUR	25,000	MSI	12/20/2023	—	(513)
USD	6,634,276	EUR	6,054,000	BOA	12/29/2023	36,861	—
USD	248,319	EUR	226,000	GSI	12/29/2023	2,033	—
USD	84,445	EUR	77,000	GSI	1/9/2024	491	—
USD	125,613	GBP	101,000	JPM	12/20/2023	—	(1,911)
USD	78,598	GBP	63,000	MSI	12/20/2023	—	(947)
USD	826,313	GBP	655,000	BARC	12/29/2023	—	(787)
USD	118,087	HUF	43,723,000	BOA	12/20/2023	—	(6,894)
USD	38,120	HUF	14,200,000	BARC	12/20/2023	—	(2,471)
USD	38,196	HUF	14,200,000	CITI	12/20/2023	—	(2,394)
USD	107,919	HUF	38,302,000	GSI	12/20/2023	—	(1,567)
USD	170,210	HUF	61,000,000	JPM	12/20/2023	—	(4,158)
USD	95,124	IDR	1,501,099,000	BOA	12/20/2023	—	(1,338)
USD	11,430	IDR	182,936,000	BARC	12/20/2023	—	(325)
USD	172,147	IDR	2,679,000,000	DB	12/20/2023	—	(9)
USD	112,590	IDR	1,756,252,000	JPM	12/20/2023	—	(268)
USD	45,702	ILS	185,000	BARC	12/20/2023	—	(3,913)
USD	19,857	ILS	75,000	GSI	12/20/2023	—	(257)
USD	65,909	INR	5,500,000	BOA	12/20/2023	—	(44)
USD	39,652	INR	3,304,000	GSI	12/20/2023	33	—
USD	38,595	INR	3,220,000	HSBC	12/20/2023	—	(17)
USD	59,071	INR	4,932,000	JPM	12/20/2023	—	(70)
USD	634,895	INR	52,948,000	CITI	12/29/2023	122	—
USD	87,949	KRW	116,170,000	JPM	12/20/2023	—	(1,447)
USD	2,481,295	KRW	3,228,413,000	BARC	12/28/2023	—	(4,290)
USD	20,529	KZT	9,500,000	BOA	12/20/2023	—	(75)
USD	32,235	KZT	15,300,000	GSI	12/20/2023	—	(950)
USD	11,286	KZT	5,550,000	GSI	2/7/2024	—	(621)
USD	14,939	KZT	7,350,000	GSI	2/9/2024	—	(823)
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	39,659	KZT	18,600,000	BOA	2/14/2024	—	$(180)
USD	35,764	MXN	633,000	CITI	12/20/2023	—	(588)
USD	588,401	MXN	10,379,000	GSI	12/20/2023	—	(7,642)
USD	600,886	MXN	10,763,000	JPM	12/20/2023	—	(17,212)
USD	78,368	MXN	1,381,000	MSI	12/20/2023	—	(940)
USD	1,015,133	MXN	17,506,000	BARC	12/29/2023	$11,231	—
USD	482,073	MXN	8,390,000	GSI	1/24/2024	2,967	—
USD	162,214	MXN	2,872,000	CITI	3/13/2024	—	(492)
USD	212,916	MXN	3,808,000	HSBC	3/13/2024	—	(2,817)
USD	433,820	MXN	8,030,000	CITI	5/6/2024	—	(17,046)
USD	234,587	MXN	4,195,000	BARC	7/24/2024	2,071	—
USD	234,220	MXN	4,195,000	MSI	7/24/2024	1,704	—
USD	370,377	MXN	6,680,000	CITI	9/13/2024	3,154	—
USD	441,863	MXN	8,030,000	MSI	11/6/2024	4,169	—
USD	288,264	MYR	1,343,000	HSBC	12/20/2023	802	—
USD	3,179,274	NOK	33,975,000	MSI	12/29/2023	36,825	—
USD	51,088	NZD	85,000	BARC	12/20/2023	—	(1,259)
USD	135,554	NZD	230,000	MSI	12/20/2023	—	(6,090)
USD	6,111,338	NZD	10,040,000	MSI	12/29/2023	—	(72,039)
USD	78,998	PEN	303,000	BOA	12/20/2023	—	(1,985)
USD	469,780	PEN	1,764,000	CITI	12/20/2023	—	(1,683)
USD	33,566	PEN	130,000	HSBC	12/20/2023	—	(1,179)
USD	97,971	PEN	366,000	SCB	12/20/2023	150	—
USD	96,527	PHP	5,490,000	JPM	12/20/2023	—	(2,368)
USD	1,129,774	PHP	62,507,000	BARC	12/29/2023	3,585	—
USD	160,065	PLN	665,000	BARC	12/20/2023	—	(6,070)
USD	147,648	PLN	615,000	GSI	12/20/2023	—	(5,996)
USD	133,756	PLN	530,000	JPM	12/20/2023	1,348	—
USD	37,239	PLN	160,000	MSI	12/20/2023	—	(2,733)
USD	1,407,222	PLN	5,604,000	HSBC	12/29/2023	7,768	—
USD	284,265	RON	1,299,000	BOA	12/20/2023	—	(222)
USD	34,059	RON	160,000	BARC	12/20/2023	—	(982)
USD	11,960	RON	55,000	GSI	12/20/2023	—	(85)
USD	2,510,775	SEK	26,161,000	BARC	12/29/2023	16,893	—
USD	40,323	SGD	55,000	BARC	12/20/2023	—	(823)
USD	18,530	SGD	25,000	CITI	12/20/2023	—	(173)
USD	36,873	SGD	50,000	GSI	12/20/2023	—	(533)
USD	40,611	SGD	55,000	JPM	12/20/2023	—	(536)
USD	40,495	SGD	55,000	MSI	12/20/2023	—	(652)
USD	1,455,161	SGD	1,944,000	BOA	12/29/2023	189	—
USD	40,219	THB	1,430,000	BARC	12/20/2023	—	(488)
USD	9,588	THB	340,000	HSBC	12/20/2023	—	(91)
USD	171,252	THB	6,111,000	JPM	12/20/2023	—	(2,707)
USD	25,967	THB	930,000	MSI	12/20/2023	—	(507)
USD	59,166	TRY	1,751,000	BARC	12/20/2023	—	(512)
USD	41,264	UYU	1,587,000	DB	12/20/2023	1,251	—
USD	123,816	UYU	4,762,000	HSBC	12/20/2023	3,752	—
USD	27,343	UYU	1,073,000	CITI	1/16/2024	697	—
USD	69,213	UYU	2,682,000	DB	1/16/2024	2,610	—
USD	41,271	UYU	1,608,000	HSBC	1/16/2024	1,339	—
USD	27,677	ZAR	540,000	BOA	12/20/2023	—	(929)
USD	175,937	ZAR	3,320,000	GSI	12/20/2023	66	—
USD	298,482	ZAR	5,696,000	HSBC	12/20/2023	—	(3,254)
USD	140,134	ZAR	2,698,000	MSI	12/20/2023	—	(2,788)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	17,161	ZAR	322,000	BARC	12/29/2023	$118	—
USD	1,112,154	ZAR	20,940,000	MSI	12/29/2023	3,785	—
UYU	1,745,000	USD	43,756	DB	12/20/2023	240	—
UYU	500,000	USD	12,526	JPM	12/20/2023	80	—
ZAR	3,710,000	USD	194,279	BARC	12/20/2023	2,251	—
ZAR	2,388,000	USD	126,372	GSI	12/20/2023	129	—
ZAR	2,312,000	USD	121,129	MSI	12/20/2023	1,346	—
ZAR	5,658,000	USD	299,426	HSBC	12/29/2023	56	—
ZAR	4,314,000	USD	229,246	JPM	12/29/2023	—	$(903)
ZAR	4,816,000	USD	255,785	MSI	12/29/2023	—	(871)
						$447,361	$(441,353)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	11,240,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(6,063)	$25,920	$19,857
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	294	(22,412)	(22,118)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(14,271)	(383,613)	(397,884)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	1,931	(121,325)	(119,394)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	957	(132,203)	(131,246)
Centrally cleared	26,195,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(1,814)	(6,529)	(8,343)
Centrally cleared	36,820,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	5,362	5,362
Centrally cleared	3,020,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(419)	(26,100)	(26,519)
Centrally cleared	18,800,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(8,751)	(8,751)
Centrally cleared	7,190,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(4,424)	(4,424)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(7,117)	(7,117)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(1,051)	(1,051)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	1,255	1,255
Centrally cleared	1,840,000	CAD	CAD CORRA Compounded OIS	Fixed 3.910%	Semi-Annual	Semi-Annual	Dec 2028	(348)	18,735	18,387
Centrally cleared	4,980,000	PLN	Fixed 4.309%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2028	—	19,837	19,837
Centrally cleared	4,020,000	PLN	Fixed 4.398%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2028	—	12,127	12,127
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	297	(94,403)	(94,106)
Centrally cleared	13,350,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	1,628	1,628
Centrally cleared	2,825,000	ILS	Fixed 3.850%	ILS TELBOR Reuters	Annual	Quarterly	Mar 2034	—	5,466	5,466
Centrally cleared	2,795,000	ILS	Fixed 3.905%	ILS TELBOR Reuters	Annual	Quarterly	Mar 2034	—	2,063	2,063
Centrally cleared	942,305,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	3,391	3,391
Centrally cleared	465,000	CAD	Fixed 3.873%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Dec 2053	—	(28,742)	(28,742)
Centrally cleared	465,000	CAD	Fixed 3.866%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Dec 2053	—	(28,304)	(28,304)
								$(19,436)	$(769,190)	$(788,626)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	482,000	USD	$482,000	1.000%	Quarterly	Dec 2026	$17,979	$(22,112)	$(4,133)
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	13,622	(3,650)	9,972
BARC	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	12,962	(2,990)	9,972
BARC	Republic of Chile	1,045,000	USD	1,045,000	1.000%	Quarterly	Dec 2028	(17,386)	(5,488)	(22,874)
BARC	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	22,803	(4,189)	18,614
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Colombia	500,000	USD	$500,000	1.000%	Quarterly	Dec 2028	$21,471	$(2,857)	$18,614
BARC	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(3,083)	(3,337)	(6,420)
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	992	(1,808)	(816)
BOA	Federative Republic of Brazil	1,530,000	USD	1,530,000	1.000%	Quarterly	Dec 2027	79,938	(76,444)	3,494
BOA	Federative Republic of Brazil	405,000	USD	405,000	1.000%	Quarterly	Dec 2027	21,227	(20,302)	925
BOA	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	32,922	(4,490)	28,432
BOA	Republic of South Africa	1,290,000	USD	1,290,000	1.000%	Quarterly	Dec 2028	79,640	(6,286)	73,354
CITI	Federative Republic of Brazil	315,000	USD	315,000	1.000%	Quarterly	Dec 2027	16,768	(16,049)	719
GSI	Government of Malaysia	1,655,000	USD	1,655,000	1.000%	Quarterly	Dec 2028	(40,199)	(7,204)	(47,403)
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(13,107)	(1,200)	(14,307)
GSI	Republic of Indonesia	1,060,000	USD	1,060,000	1.000%	Quarterly	Dec 2028	(5,597)	(8,014)	(13,611)
GSI	Republic of Indonesia	1,200,000	USD	1,200,000	1.000%	Quarterly	Dec 2028	(13,094)	(2,314)	(15,408)
GSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(5,461)	(945)	(6,406)
GSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	32,031	(3,599)	28,432
GSI	Republic of the Philippines	420,000	USD	420,000	1.000%	Quarterly	Dec 2028	(3,895)	(2,938)	(6,833)
GSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	551	(1,367)	(816)
JPM	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	31,935	(3,503)	28,432
JPM	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	29,270	(838)	28,432
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(16,105)	(8,631)	(24,736)
MSI	Federative Republic of Brazil	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2028	32,637	(10,699)	21,938
MSI	People’s Republic of China	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(9,315)	(770)	(10,085)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(8,772)	(2,172)	(10,944)
MSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	22,390	(3,776)	18,614
MSI	Republic of Peru	1,680,000	USD	1,680,000	1.000%	Quarterly	Dec 2028	(15,777)	(7,656)	(23,433)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(222)	(594)	(816)
MSI	United Mexican States	1,210,000	USD	1,210,000	1.000%	Quarterly	Dec 2028	(1,345)	(630)	(1,975)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(1,114)	312	(802)
				$24,482,000				$314,666	$(236,540)	$78,126
Centrally cleared	CDX.EM.40	12,780,000	USD	12,780,000	1.000%	Quarterly	Dec 2028	619,381	(159,055)	460,326
Centrally cleared	CDX.EM.IG.40	1,670,000	USD	1,670,000	1.000%	Quarterly	Dec 2028	(21,622)	(4,603)	(26,225)
Centrally cleared	CDX.NA.HY.41	678,150	USD	678,150	5.000%	Quarterly	Dec 2028	(18,183)	(14,985)	(33,168)
Centrally cleared	CDX.NA.IG.41	9,200,000	USD	9,200,000	1.000%	Quarterly	Dec 2028	(146,377)	(27,418)	(173,795)
Centrally cleared	iTraxx Europe Crossover Series 40 Version 1	920,000	EUR	1,002,976	5.000%	Quarterly	Dec 2028	(47,317)	(15,096)	(62,413)
Centrally cleared	iTraxx Europe Senior Financials Series 40 Version 1	2,330,000	EUR	2,526,537	1.000%	Quarterly	Dec 2028	(21,416)	(9,603)	(31,019)
Centrally cleared	iTraxx Europe Series 40 Version 1	760,000	EUR	827,488	1.000%	Quarterly	Dec 2028	(12,171)	(1,810)	(13,981)
Centrally cleared	iTraxx Europe Sub Financials Series 40 Version 1	1,200,000	EUR	1,301,221	1.000%	Quarterly	Dec 2028	29,892	(7,633)	22,259
				$29,986,372				$382,187	$(240,203)	$141,984
				$54,468,372				$696,853	$(476,743)	$220,110

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	1.477%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$27,008	$1,207	$28,215
BOA	Anglo American Capital PLC	1.477%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	26,873	1,765	28,638
GSI	CMBX.NA.BBB-.14	8.480%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,116)	(1,946)	(6,062)
					$365,132				$49,765	$1,026	$50,791

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	425,000	Dec 2023	GSI	—	$(3,483)	$(3,483)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	425,000	Dec 2023	GSI	—	(2,376)	(2,376)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,550,000	Dec 2023	JPM	—	(87,786)	(87,786)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	2,500,000	Dec 2023	JPM	—	(43,659)	(43,659)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,390,000	Dec 2023	MSI	—	(97,210)	(97,210)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	930,000	Dec 2023	MSI	—	(23,411)	(23,411)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	420,000	Dec 2023	MSI	—	(2,172)	(2,172)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	425,000	Dec 2023	MSI	—	(3,371)	(3,371)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,240,000	Mar 2024	MSI	—	(24,517)	(24,517)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,750,000	Mar 2024	MSI	—	(70,146)	(70,146)
								—	$(358,131)	$(358,131)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	1,990,000	USD	$1,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$(2,176)	$(2,176)
BARC	2,010,000	USD	2,010,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(2,198)	(2,198)
BARC	3,910,000	USD	3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	14,169	14,169
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	(2,282)	(2,282)
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(105)	(2,014)	(2,119)
CITI	1,155,000	USD	1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(22,516)	(22,516)
			$11,495,000						$(105)	$(17,017)	$(17,122)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$48,774,301	—	$48,774,301	—
Foreign government obligations	45,953,032	—	45,953,032	—
Corporate bonds	17,150,970	—	17,150,970	—
Convertible bonds	6,537,197	—	6,537,197	—
Term loans	2,719,028	—	2,719,028	—
Collateralized mortgage obligations	4,837,171	—	4,837,171	—
Asset backed securities	3,686,033	—	3,686,033	—
Common stocks	31,237	$22,542	—	$8,695
Preferred securities	800,991	800,991	—	—
Escrow certificates	46	—	—	46
Short-term investments	15,521,366	15,507,762	13,604	—
Total investments in securities	$146,011,372	$16,331,295	$129,671,336	$8,741
Liabilities
Sale commitments outstanding	$(2,201,556)	—	$(2,201,556)	—
28	|

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Derivatives:
Assets
Futures	$279,883	$279,883	—	—
Forward foreign currency contracts	447,361	—	$447,361	—
Swap contracts	932,924	—	932,924	—
Liabilities
Futures	(212,178)	(212,178)	—	—
Forward foreign currency contracts	(441,353)	—	(441,353)	—
Swap contracts	(1,825,902)	—	(1,825,902)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$533,625	$(533,622)	$(3)	—	$67	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	29